Statements of Additional Information Supplement dated April 30, 2020
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for the Funds listed below:
Invesco American Value Fund	Invesco Oppenheimer Developing Markets Fund
Invesco Comstock Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund
Invesco Dividend Income Fund	Invesco Oppenheimer Emerging Markets Innovators Fund
Invesco Energy Fund	Invesco Small Cap Value Fund
Invesco Global Growth Fund	Invesco Technology Fund
Invesco Gold & Precious Metals Fund	Invesco Value Opportunities Fund
This supplement amends the Statements of Additional Information for the above referenced funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statements of Additional Information and retain it for future reference.
As of April 17, 2020, the following funds are no longer included in the Statements of Additional Information:
Invesco Global Small & Mid Cap Growth Fund
Invesco Mid Cap Growth Fund
Invesco Oppenheimer Capital Income Fund
Invesco Oppenheimer Global Multi-Asset Income Fund
Invesco Oppenheimer Global Infrastructure Fund
Invesco Technology Sector Fund
MRGR-SAI-SUP